OMB APPROVAL
                                                        OMB Number: 3235-0570

                                                        Expires: August 31, 2010

                                                        Estimated average burden
                                                        hours per response: 18.9



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-01494
---------------------------------------------------------------------

                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period:   03/31/10
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                               S&S Program Mutual

   Schedule of Investments (dollars in thousands) - March 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                 NUMBER OF
                                                                   SHARES      VALUE
---------------------------------------------------------------------------------------
COMMON STOCK - 99.5% +
---------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 3.2%
CAE, Inc.                                                        1,817,807   $   17,774
Hexcel Corp.                                                       556,756        8,040 (a)
Honeywell International Inc.                                       878,263       39,759
ITT Corp.                                                          305,618       16,384
Rockwell Collins, Inc.                                             278,113       17,407
United Technologies Corp.                                          358,711       26,405
                                                                                125,769

BEVERAGES - 3.2%
Molson Coors Brewing Co. (Class B)                                 210,472        8,852
PepsiCo, Inc.                                                    1,725,421      114,154
                                                                                123,006

BIOTECHNOLOGY - 4.5%
Amgen Inc.                                                       1,785,004      106,672 (a)
Gilead Sciences, Inc.                                            1,503,475       68,378 (a)
                                                                                175,050

CAPITAL MARKETS - 6.4%
Ameriprise Financial, Inc.                                         444,537       20,164
Morgan Stanley                                                     349,279       10,230
State Street Corp.                                               1,717,307       77,519 (e)
The Bank of New York Mellon Corp.                                  777,940       24,023
The Charles Schwab Corp.                                           958,953       17,923
The Goldman Sachs Group, Inc                                       590,066      100,683
                                                                                250,542

CHEMICALS - 2.5%
Monsanto Co.                                                       537,625       38,397
Potash Corp of Saskatchewan Inc.                                   134,949       16,106
Praxair, Inc.                                                      425,133       35,286
The Mosaic Company                                                  98,312        5,974
                                                                                 95,763

COMMERCIAL BANKS - 0.6%
Regions Financial Corp.                                          1,369,365       10,750
US Bancorp                                                         436,599       11,299
                                                                                 22,049

COMMERCIAL SERVICES & SUPPLIES - 0.9%
Corrections Corporation of America                                 684,293       13,590 (a)
Iron Mountain Inc.                                                 850,287       23,298
                                                                                 36,888

COMMUNICATIONS EQUIPMENT - 6.0%
Cisco Systems, Inc.                                              3,836,871       99,874 (a)
QUALCOMM Inc.                                                    1,886,684       79,222
Research In Motion Ltd.                                            714,794       52,859 (a)
                                                                                231,955

COMPUTERS & PERIPHERALS - 4.5%
Apple Inc.                                                         173,665       40,799 (a)
Hewlett-Packard Co.                                              1,103,294       58,640
International Business Machines Corp.                              597,059       76,573
                                                                                176,012

CONSUMER FINANCE - 0.4%
Capital One Financial Corp.                                        376,312       15,583

DIVERSIFIED FINANCIAL SERVICES - 5.8%
Bank of America Corp.                                            5,070,692       90,512
CME Group Inc.                                                     173,243       54,764
JPMorgan Chase & Co.                                             1,769,292       79,176
                                                                                224,452

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
AT&T Inc.                                                          912,889       23,589
Verizon Communications Inc.                                        396,908       12,312
                                                                                 35,901

ELECTRIC UTILITIES - 1.4%
Edison International                                               555,671       18,987
Entergy Corp.                                                      119,072        9,686
FPL Group, Inc.                                                    154,472        7,466
Northeast Utilities                                                610,683       16,879
                                                                                 53,018

ELECTRICAL EQUIPMENT - 0.7%
ABB Ltd. ADR                                                     1,289,654       28,166

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
Corning Inc.                                                       726,340       14,679

ENERGY EQUIPMENT & SERVICES - 4.0%
Halliburton Co.                                                    607,269       18,297
National Oilwell Varco, Inc.                                       138,917        5,637
Schlumberger Ltd.                                                1,272,512       80,754
Transocean Ltd.                                                    601,743       51,979 (a)
                                                                                156,667

FOOD & STAPLES RETAILING - 0.1%
Safeway Inc.                                                       150,826        3,750

FOOD PRODUCTS - 1.6%
Archer-Daniels-Midland Co.                                         357,217       10,324
Kraft Foods Inc. (Class A)                                         819,678       24,787
McCormick & Company Inc.                                           472,319       18,118
Nestle S.A. ADR                                                    150,126        7,686
                                                                                 60,915

HEALTHCARE EQUIPMENT & SUPPLIES - 5.0%
Baxter International Inc.                                          783,791       45,617
Becton Dickinson & Co.                                             190,516       14,999
Covidien PLC                                                     1,218,166       61,249
Hologic, Inc.                                                      677,732       12,565 (a)
Medtronic, Inc.                                                    727,289       32,750
ResMed, Inc.                                                       409,955       26,094 (a)
                                                                                193,274

HEALTHCARE PROVIDERS & SERVICES - 2.5%
Cardinal Health, Inc.                                              436,598       15,731
Express Scripts, Inc.                                              475,443       48,381 (a)
McKesson Corp.                                                      94,249        6,194
Omnicare, Inc.                                                     357,222       10,106
UnitedHealth Group, Inc.                                           564,343       18,437 (a)
                                                                                 98,849

HOTELS RESTAURANTS & LEISURE - 0.5%
Carnival Corp.                                                     467,367       18,171

HOUSEHOLD DURABLES - 0.1%
MDC Holdings, Inc.                                                  86,180        2,983

HOUSEHOLD PRODUCTS - 2.5%
Clorox Co.                                                         273,864       17,566
Kimberly-Clark Corp.                                               138,302        8,696
The Procter & Gamble Co.                                         1,144,269       72,398
                                                                                 98,660

INDUSTRIAL CONGLOMERATES - 0.5%
Siemens AG ADR                                                      59,485        5,947
Textron, Inc.                                                      691,100       14,672
                                                                                 20,619

INSURANCE -2.9%
ACE Ltd.                                                           396,908       20,758
AFLAC Inc.                                                         413,984       22,475
AON Corp.                                                          261,959       11,188
MetLife, Inc.                                                      146,853        6,365
PartnerRe Ltd.                                                     111,132        8,859
Principal Financial Group, Inc.                                    452,475       13,217
Prudential Financial, Inc.                                         521,451       31,548
                                                                                114,410

INTERNET SOFTWARE & SERVICES - 1.6%
Baidu, Inc ADR                                                      50,255       30,002 (a)
Google Inc. (Class A)                                               56,712       32,156 (a)
                                                                                 62,158

IT SERVICES - 3.2%
Accenture PLC                                                      119,071        4,995
Cognizant Technology Solutions Corp. (Class A)                     206,424       10,523 (a)
Paychex, Inc.                                                      332,171       10,198
The Western Union Co.                                            2,974,657       50,450
Visa, Inc. (Class A)                                               527,516       48,020
                                                                                124,186

LIFE SCIENCES TOOLS & SERVICES - 0.9%
Life Technologies Corp.                                            224,658       11,743 (a)
Thermo Fisher Scientific, Inc.                                     423,368       21,778 (a)
                                                                                 33,521

MACHINERY - 1.5%
Cummins Inc.                                                       160,044        9,915
Deere & Co.                                                        309,589       18,408
Eaton Corp.                                                        294,553       22,318
Navistar International Corp.                                       149,172        6,672 (a)
                                                                                 57,313

MEDIA - 4.0%
DIRECTV  (Class A)                                                 644,092       21,777 (a)
Liberty Global, Inc. (Series C)                                    590,626       17,063 (a)
Omnicom Group Inc.                                               1,415,662       54,942
The Walt Disney Co.                                                436,599       15,242
Time Warner Inc.                                                 1,522,103       47,596
                                                                                156,620

METALS & MINING - 1.6%
Allegheny Technologies Inc.                                        646,098       34,883
Barrick Gold Corp.                                                 238,145        9,130
Freeport-McMoRan Copper & Gold Inc.                                226,237       18,900
                                                                                 62,913

MULTILINE RETAIL - 1.1%
Kohl's Corp.                                                       137,533        7,534 (a)
Target Corp.                                                       652,443       34,318
                                                                                 41,852

MULTI-UTILITIES - 0.6%
Dominion Resources, Inc.                                           555,324       22,829

OIL, GAS & CONSUMABLE FUELS - 6.9%
Apache Corp.                                                       261,405       26,533
Chesapeake Energy Corp.                                            127,010        3,003
Chevron Corp.                                                      629,789       47,757
Devon Energy Corp.                                                 309,478       19,940
Exxon Mobil Corp.                                                  905,711       60,665
Hess Corp.                                                          79,382        4,965
Marathon Oil Corp.                                                 861,380       27,254
Occidental Petroleum Corp.                                         362,737       30,666
Southwestern Energy Co.                                            395,676       16,112 (a)
Suncor Energy Inc.                                                 968,951       31,530
                                                                                268,425

PAPER & FOREST PRODUCTS - 0.2%
Weyerhaeuser Co.                                                   158,762        7,187

PERSONAL PRODUCTS - 0.4%
Avon Products, Inc.                                                471,891       15,983

PHARMACEUTICALS - 2.8%
Abbott Laboratories                                                216,835       11,423 (h)
Bristol-Myers Squibb Co.                                         1,528,441       40,809

Johnson & Johnson                                                  476,290       31,054
Merck & Company Inc.                                                58,308        2,178
Pfizer Inc.                                                      1,389,179       23,824
                                                                                109,288

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
CB Richard Ellis Group, Inc. (Class A)                             893,912       14,169 (a)

ROAD & RAIL - 0.8%
Union Pacific Corp.                                                436,043       31,962

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
Intel Corp.                                                      2,584,390       57,529
Kla-Tencor Corp.                                                    70,153        2,169
Microchip Technology Inc.                                          218,299        6,147
Nvidia Corp.                                                       158,763        2,759 (a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR                912,889        9,576
Texas Instruments Inc.                                             469,860       11,497
                                                                                 89,677

SOFTWARE - 4.2%
Intuit, Inc.                                                       490,123       16,831 (a)
Microsoft Corp.                                                  4,309,607      126,142
Oracle Corp.                                                       718,406       18,456
                                                                                161,429

SPECIALTY RETAIL - 2.6%
Bed Bath & Beyond, Inc.                                            830,603       36,347 (a)
Lowe's Companies, Inc.                                           2,710,154       65,694
                                                                                102,041

TEXTILES APPAREL & LUXURY GOODS - 0.1%
NIKE, Inc. (Class B)                                                31,753        2,334

TOBACCO - 0.9%
Altria Group, Inc.                                                 117,689        2,415
Philip Morris International Inc.                                   615,762       32,118
                                                                                 34,533

WIRELESS TELECOMMUNICATION SERVICES - 2.3%
American Tower Corp. (Class A)                                     486,849       20,745 (a)
NII Holdings, Inc.                                               1,609,952       67,071 (a)
                                                                                 87,816

TOTAL COMMON STOCK                                                            3,863,367
   (COST $3,412,335)

                                                                 PRINCIPAL
                                                                  AMOUNT        VALUE
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.5%
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.5%
State Street Corp.
   0.01%                                              04/01/10   $  18,905   $   18,905 (e)
   (COST $18,905)

TOTAL INVESTMENTS                                                             3,882,272
   (COST $3,431,240)

OTHER ASSETS AND LIABILITIES, NET - 0.0%*                                           675
                                                                             ----------
NET ASSETS  - 100.0%                                                         $3,882,947
                                                                             ==========

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $ 321,469; or 12.83% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2010.

(j)  Step coupon bond. Security becomes interest bearing at a future date.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)  Securities in default

(m) Illiquid Securities at March 31, 2010, these securities amounted to $12,789; or 0.51% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(n) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

+    Percentages are based on net assets as of March 31, 2010.

*    Less than 0.1%

**   Par value is less than $1.00.

Abbreviations:

ADR     American Depository Receipt
REIT    Real Estate Investment Trust
REMIC   Real Estate Mortgage Investment Conduit
STRIPS  Separate Trading of Registered Interest and Principal of Security
TBA     To be announced

SECURITY VALUATION AND TRANSACTIONS

A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 Securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE DISCLOSURE

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following table present the Funds' investments measured at fair value on a recurring basis at March 31, 2010:

S&S PROGRAM MUTUAL FUND

                                Level 1     Level 2    Level 3      Total
                              -----------   --------   -------   -----------
Investments in Securities     $ 3,863,367   $ 18,905   $    --   $ 3,882,273
Other Financial Instruments            --         --        --            --



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  June 01, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  June 01, 2010


By:   /S/EUNICE TSANG
      Eunice Tsang
      Treasurer, S&S Funds

Date:  June 01, 2010